Revenue from Contracts with Customers: Commercial services (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contracts with Customers:
Commercial services	$ 4,376,269	$ 2,544,474	$ 4,265,669
Duty free shops
Revenue from Contracts with Customers:
Commercial services	1,746,097	991,833	1,785,508
Food and beverage
Revenue from Contracts with Customers:
Commercial services	823,883	449,340	820,001
Advertising revenues
Revenue from Contracts with Customers:
Commercial services	129,589	92,683	187,192
Car rental companies
Revenue from Contracts with Customers:
Commercial services	953,085	485,725	673,969
Banking and currency exchange services
Revenue from Contracts with Customers:
Commercial services	107,228	72,563	115,927
Teleservices
Revenue from Contracts with Customers:
Commercial services	17,539	15,174	16,038
Ground transportations
Revenue from Contracts with Customers:
Commercial services	95,690	49,721	98,033
Other services
Revenue from Contracts with Customers:
Commercial services	$ 503,158	$ 387,435	$ 569,001